AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
November 22, 2013
SECURITIES ACT FILE NO. 2-14543 INVESTMENT COMPANY ACT FILE NO. 811-825

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]
PRE-EFFECTIVE AMENDMENT NO. __ [_]
POST-EFFECTIVE AMENDMENT NO. 82 [x]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 51 [x]

(CHECK APPROPRIATE BOX OR BOXES)

AMERICAN GROWTH FUND, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1636 Logan Street, Denver, Colorado 80203
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANTS TELEPHONE NUMBER, INCLUDING AREA CODE (303) 626-0600

1636 Logan Street, Denver, CO 80203
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[_] on pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] on November 30, 2010 Pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[_] this post-effective amendment designates a new effective Date for a previously filed post-effective amendment.

N-1A - Page 1 of 1

American Growth Fund Series One
Class A AMRAX - Class B AMRBX - Class C AMRCX - Class D AMRGX

Prospectus - November 22, 2013

American Growth Fund Series One (the "Fund") is managed using a growth style of investing.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Risk Return Summary
Investment Objectives/Goals
The Fund´s primary objective is growth of capital.

Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund. More information about these and other discounts is available from your financial professional and in How to Reduce your Sales Charge, page 11 of the Fund´s prospectus and under Distribution of Fund Shares, Page 15 of the Fund´s statement of additional information.

	Class A	Class B	Class C	Class D
SHAREHOLDER FEES: (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	5.75%
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	None(a)	5% (b)	1% (c)	None(a)
Maximum sales charge (load) imposed on reinvested dividends	None	None	None	None
Redemption Fees	None	None	None	None
Exchange Fee	None	None	None	None
Maximum Account Fee	None	None	None	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment) ended July 31, 2013:
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) fees	0.30%	1.00%	1.00%	None
Other Expenses	3.38%	3.38%	3.38%	3.63%
Total Annual Fund Operating Expenses	4.68%	5.38%	5.38%	4.38%
(a) Purchases of Class A and Class D shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase.
(b) Contingent Deferred Sales Charge for the 1st 2 years is 5%, 3rd & 4th years - 4%, 5th yr. - 3%, 6th yr. - 2%, 7th yr. - 1%.
(c) For one year.
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund´s operating expenses remain the same. Seven years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$1,017	$1,905	$2,798	$5,057
Class B	$1,037	$2,005	$2,965	$5,090
Class C	$637	$1,605	$2,665	$5,279
Class D	$989	$1,825	$2,671	$4,833
You would pay the following expenses if you did not redeem your shares:
Class A	$1,017	$1,905	$2,798	$5,057
Class B	$537	$1,605	$2,665	$5,090
Class C	$537	$1,605	$2,665	$5,279
Class D	$989	$1,825	$2,671	$4,833

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund´s performance. During the most recent fiscal year, the Fund´s portfolio turnover rate was less than 0.5% of the average value of its portfolio.

Principal Investment Strategy
Investment Research Corporation (the "Adviser") manages the Fund using a growth style of investing. We use a consistent approach to build the Fund´s security portfolio which is made up primarily of common stocks and securities convertible into common stock. These securities are issued by large companies, and to a lesser extent, small and mid-sized companies. When a company´s fundamentals are strong, we believe earnings growth will follow.

Principal risks of investing in the Fund
The primary risks of investing in the Fund are:
~ Stock Market Risk - the value of an investment may fluctuate,
~ Industry and Security Risk - risks relating to an industry as a whole or a company´s prospects for business success,
~ Management Risk - risks that the Adviser´s assessment of a company´s growth prospects may not be accurate,
~ Liquidity Risk - a given security or asset may not be readily marketable,
~ Small Cap Risk - small cap stocks tend to have a high exposure to market fluctuations and failure,
~ Mid Cap Risk - mid cap stocks tend to have a greater exposure to market fluctuations and failure.
Loss of some or all of the money you invest is a risk of investing in the Fund.

Risk/Return Bar Chart and Table
The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund´s average annual returns for 1, 5 and 10 years compare to those of the Standard and Poors 500. Past performance, before and after taxes, is not predictive of future performance. Sales load and account fees are not reflected in the chart. If the sales load and account fees were included, the returns would be less than those that are shown. Updated performance information for the Fund is available at the Fund´s web site (www.americangrowthfund.com) or toll free telephone number (800) 525-2406.

Best calendar quarter 06/03 26.21%. Worst calendar quarter 09/11 -21.45%. Year to date performance for the period ended 9/30/2013 was 23.30%.

For the periods ended December 31, 2012	One Year	Five Years	Ten Years
Class A Return before taxes	18.88%	-3.35%	2.97%
Class B Return before taxes	18.02%	-2.80%	2.84%
Class C Return before taxes	18.10%	-2.88%	2.85%
Class D Return before taxes	18.85%	-3.06%	3.22%
Class D Return after taxes on Distributions	18.85%	-3.06%	3.22%
Class D Return after taxes on Distributions and Sale of Fund Shares	18.85%	-3.06%	3.22%
Standard and Poors 500	13.41%	1.66%	7.10%
(reflects no deduction for fees, expenses, or taxes)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
After-tax returns are shown for only Class D and after-tax returns for other Classes will vary.
The Investment Adviser
The investment adviser is Investment Research Corporation.

Portfolio Manager
The Fund is managed by an Investment Committee made up of; Timothy Taggart, the Fund´s President who has been a mamber of the Investment Committee since April of 2011, and Robert Fleck, employee of the Adviser who has acted in this capacity since April of 2011.

Purchase and Sale of Fund Shares
You can purchase and sell your shares on any business day through your Financial Adviser, by mail by writing to: American Growth Fund, 1636 Logan Street, Denver, CO 80203, by wire if the purchase or sale is over $1,000 or by calling 800-525-2406 if the purchase or sale is $5,000 or less. When purchasing Fund shares there is no minimum initial or subsequent amount required.

Tax Consequences
Distributions from the Fund´s long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary´s Web site for more information.

Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings
What is the Fund´s investment objective?
The Fund´s investment objective, which is fundamental and cannot be changed without shareholder approval, is growth of capital. Income only becomes a Fund objective when it is in a temporary, defensive position.

How does the Fund implement its investment objective?
In attempting to achieve its investment objective, the Fund will typically invest at least 80% of its assets in common stocks and securities convertible into common stocks traded on national securities exchanges or over-the-counter.
We perform our own extensive internal research to determine whether companies meet our growth criteria. From time to time we meet company management teams and other key staff face-to-face and tour corporate facilities and manufacturing plants to get a complete picture of a company before we invest.
We limit the amount of the Fund´s assets invested in any one industry and in any individual security. At the time of purchase we do not invest more than 5% of the Fund´s total assets in any one issuer nor do we invest more than 25% in any one industry. We also follow a rigorous selection process designed to identify undervalued securities before choosing securities for the portfolio.
Although the Fund will normally invest in large capitalization companies, the Fund may invest in companies of all sizes. Investment Research Corporation, the Fund´s investment adviser (the Adviser or IRC), will choose common stocks (or convertible securities) that it believes have a potential for capital appreciation because of existing or anticipated economic conditions or because the securities are considered undervalued or out of favor with investors or are expected to increase in price over the short-term. Convertible debt securities will be rated at least A by Moody´s Investor Service or Standard and Poors Ratings Services, or, if unrated, will be comparable quality in the opinion of the Adviser.
We maintain a long-term investment approach and focus on stocks we believe can appreciate over an extended time frame regardless of interim market fluctuations. Using the following disciplined approach, we look for companies having some or all of these characteristics:
~ Large capitalization companies, although on occasion the Fund may invest in small and mid-cap companies, if the Adviser believes it is in the best interests of the Fund. Large cap companies are generally companies with market capitalization exceeding $5 billion at the date of acquisition;
~ growth that is faster than the market as a whole and sustainable over the long term;
~ strong management team;
~ leading market positions and growing brand identities;
~ financial, marketing, and operating strength.
Althoug a non-principal the Fund may invest in foreign securities in the form of American Depository Receipts.
The Fund emphasizes investments in common stocks with the potential for capital appreciation. These stocks generally pay regular dividends, although the Fund also may invest in non-dividend-paying companies if, in the opinion of an Adviser, they offer better prospects for capital appreciation.

When the Adviser believes the securities the Fund holds may decline in value, the Fund may sell them and, if the Adviser believes market conditions warrant the Fund may assume a defensive position. While in a defensive position, the Fund may invest all or part of its assets in corporate bonds, debentures (both short and long term) or preferred stocks rated A or above by Moody´s Investors Service, Inc., Standard and Poors or Fitch Ratings (or, if unrated, of comparable quality in the opinion of the Adviser), United States Government securities, repurchase agreements meeting approved credit worthiness standards (e.g., whereby the underlying security is issued by the United States Government or any agency thereof), or retain funds in cash or cash equivalents. There is no maximum limit on the amount of fixed income securities in which the Fund may invest for temporary defensive purposes. If the Fund takes a temporary defensive position in attempting to respond to adverse market, economic, political or other conditions, it may not achieve its investment objective. The Fund´s performance could be lower during periods when it retains or invests its assets in these more defensive holdings.
A repurchase agreement is a contract under which the seller of a security agrees to buy it back at an agreed upon price and time in the future.
The Fund will enter into repurchase transactions only with parties who meet creditworthiness standards approved by the Fund´s board of directors.
The Fund may invest in foreign securities in the form of American Depository Receipts (ADRs) which represents ownership in the shares of a non-U.S. company that trades in U.S. financial markets. We typically invest only a small portion of the Fund´s portfolio in foreign corporations through ADRs. We do not invest directly in foreign securities. When we do purchase ADRs, they are generally denominated in U.S. dollars and traded on a U.S. exchange.
We limit exposure to illiquid securities.